Investment in Affiliate	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule of Investments [Abstract]
Investment in Affiliate

Note 6 – Investment in Affiliate

At September 30, 2022 and December 31, 2021, the Company had purchased 1,437,500 Founders shares and 288,830 Private Placement Units of Wellness Acquisition Corp. (“JWAC”), a special purpose acquisition company (“SPAC”), for $2,908,300. The Investment is being accounted for as a Hold-to-Maturity Investment.

On November 3, 2021, JWAC filed a registration statement (“IPO”) with the Securities and Exchange Commission with an initial funding of $100M. On December 6, 2021 the IPO was deemed effective. The total amount raised in the IPO was $138,000,000.

Note 6 – Investment in Affiliate

At December 31, 2021, the Company had purchased 1,437,500 Founders shares and 288,830 Private Placement Units of Wellness Acquisition Corp. (“JWAC”), a special purpose acquisition company (“SPAC”), for $2,908,300. The Investment is being accounted for as a Hold-to-Maturity Investment.

On November 3, 2021, JWAC filed a registration statement (“IPO”) with the Securities and Exchange Commission with an initial funding of $100M. On December 6, 2021 the IPO was deemed effective. The total amount raised in the IPO was $138,000,000.